CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Rental and other property income	$ 60,103	$ 100,450	$ 128,539	$ 205,212	$ 393,224	$ 429,636	$ 424,095
Interest income	7,193	5,079	12,764	9,577	20,132	1,640
Total revenues	67,296	105,529	141,303	214,789	413,356	431,276	424,095
Operating expenses:
General and administrative	4,235	3,293	7,917	6,740	13,729	14,127	13,716
Property operating	4,811	6,867	11,676	16,184	33,462	30,267	29,777
Real estate tax	6,748	9,444	13,726	18,862	32,196	37,898	37,489
Management and advisory fees and expenses	11,398	10,191	22,488	20,210	42,339	43,399	44,072
Transaction-related	330	1,517	582	1,708	2,278	2,601	1,599
Depreciation and amortization	19,696	30,142	40,519	62,134	107,867	140,979	141,392
Impairment	3,831	13,082	15,507	33,155	72,939	32,975	2,855
Provision for credit losses	7,905	0	25,682	0
Total operating expenses	58,954	74,536	138,097	158,993	304,810	302,246	270,900
Gain on disposition of real estate, net	3,791	3,460	16,901	13,400	180,666	6,299	17,044
Operating income	12,133	34,453	20,107	69,196	289,212	135,329	170,239
Other expense:
Interest expense and other, net	(15,509)	(25,447)	(31,276)	(51,339)	(98,965)	(97,871)	(89,792)
Loss on extinguishment of debt	(370)	0	(4,752)	0	(7,227)	(46)	(896)
Total other expense	(15,879)	(25,447)	(36,028)	(51,339)	(106,192)	(97,917)	(90,688)
Net (loss) income	(3,746)	9,006	(15,921)	17,857	183,020	37,412	79,551
Net income allocated to noncontrolling interest	0	33	0	67	121	134	131
Net (loss) income attributable to the Company	$ (3,746)	$ 8,973	$ (15,921)	$ 17,790	$ 182,899	$ 37,278	$ 79,420
Weighted average number of common shares outstanding:
Basic and diluted (shares)	310,558,499	311,306,447	310,903,460	311,349,760	311,302,909	311,478,665	311,677,149
Net (loss) income per common share
Basic and diluted (USD per share)	$ (0.01)	$ 0.03	$ (0.05)	$ 0.06	$ 0.59	$ 0.12	$ 0.25